Capital Stock (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stock repurchased during period (shares)	0	0
Amount of treasury stocks retired during period	$ 0.1